Document And Entity Information	6 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Happiness Development Group Ltd
Document Type	6-K/A
Current Fiscal Year End Date	--03-31
Amendment Flag	true
Amendment Description	Happiness Development Group Limited (the “Company”) is furnishing this Form 6-K to provide six-month interim financial statements and incorporate such financial statements into the Company’s registration statements referenced below.This Form 6-K is hereby incorporated by reference into the registration statements of the Company on Form S-8 (Registration Number 333-253602) and on Form F-3 (Registration Number 333-250026), to the extent not superseded by documents or reports subsequently filed or furnished by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended.
Entity Central Index Key	0001751876
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-39098